Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Minimum Payments Required for the Lease of Premises
(a)	The following are the minimum payments required for the lease of premises:

Less than one year	$237,299
One to three years	249,677
Four to five years	-
Thereafter	-
Total	$486,976